Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 25, 2017	Mar. 26, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 69,092	$ 80,517
Accumulated depreciation	(46,102)	(51,098)
Property and equipment, Net	22,990	29,419
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		4,909
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		7,274
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	37,114	36,550
Accumulated depreciation	(8,200)	(10,400)
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	1,924	1,933
Molds [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	33	838
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	8,612	9,858
Software and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 21,409	$ 19,155